Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 2,737	$ 7,090	$ 7,720
Accounts receivable			4,550
Total Current Assets	2,737	7,090	12,270
Property and equipment, net depreciation of $0 and $3,225, respectively	0		5,178
Software, net of amortization of $40,264 and $0, respectively	153,489	180,736
Software license			255,000
Available for sale securities	57,500	32,500	32,500
Equity investment in MHB, Inc., net of impairment of $1,049,475 and $1,846,515, respectively			1,049,475
Deposit	1,500	1,500
Total Assets	215,226	221,826	1,354,423
Current Liabilities:
Accounts payable	364,711	462,320	123,676
Accrued expenses	91,425	130,091	51,274
Notes payable	0	27,000	200,000
Convertible notes payable, net of discount of $87,908 and $122,084, respectively	218,945	353,740	152,966
Total Current Liabilities	675,081	973,151	527,916
Total Liabilities	675,081	973,151	527,916
Stockholders' Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued	0	0	0
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 355,734,404 and 1,058,802 shares issued and outstanding, respectively	1,053,014	355,734	1,059
Additional paid-in capital	11,552,097	9,357,233	6,442,134
Accumulated deficit	(13,064,966)	(10,464,292)	(5,616,686)
Total Stockholders' Equity	(459,855)	(751,325)	826,507
Total Liabilities and Stockholders' Equity	$ 215,226	$ 221,826	$ 1,354,423